Fair Value Measurements - Level 3 fair value measurements (Details)	Jun. 30, 2022 $ / shares Y	Dec. 31, 2021 Y $ / shares	Aug. 06, 2021 Y $ / shares
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50	11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	3.4	9.6	11.3
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.77	9.66	9.66
Remaining term (yrs)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	5.25	5.75	6.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.97	1.32	0.99